ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of major classes of assets and liabilities held for sale [Table Text Block]
	June 30, 2023	December 31, 2022
Assets held for sale
Cash	$448	$602
Trade and amounts receivable	633	1,592
Prepaid expenses and other current assets	115	174
Inventory	582	1,341
Total current assets held for sale	1,778	3,709
Property, plant and equipment	-	3,592
Operating lease right of use assets	-	419
Intangible assets	-	358
Other assets	-	23
Total noncurrent assets held for sale	-	4,392
Total assets held for sale	$1,778	$8,101
Liabilities held for sale
Current portion of long-term debt	$38	$-
Current portion of operating lease liability	370	72
Other accrued liabilities	767	538
Total current liabilities held for sale	1,175	610
Non-current operating lease liability	-	308
Total liabilities held for sale	$1,175	$918

Schedule of loss from discontinued operations [Table Text Block]
	For the three months ended June 30, 2023	For the three months ended June 30, 2022	For the six months ended June 30, 2023	For the six months ended June 30, 2022
Revenue	$662	$1,028	$1,450	$1,773
Cost of sales	466	471	1,123	774
Gross profit from discontinued operations	196	557	327	999
Consulting and management fees	307	683	676	1,267
Professional fees	46	120	82	391
General and administrative	105	419	282	769
Promotion and communication	8	131	14	305
Operating lease expense	43	106	93	122
Depreciation and amortization	70	186	148	296
Bad debt expense	565	150	565	150
Asset impairment	4,704	-	4,704	-
Other (income) expense	2	363	124	666
Operating loss from discontinued operations	(5,654)	(1,601)	(6,361)	(2,967)
Interest (income) expense	2	19	2	28
Net loss before income taxes	(5,656)	(1,620)	(6,363)	(2,995)
Loss on disposal of discontinued operations	1,909	-	1,909	-
Income tax expense	-	-	11	-
Loss from discontinued operations	$(7,565)	$(1,620)	$(8,283)	$(2,995)

Schedule of significant operating and investing items [Table Text Block]
	For the six months ended June 30, 2023	For the six months ended June 30, 2022
Operating activities of discontinued operations
Depreciation and amortization	$148	$296
Bad debt expense	565	150
Asset impairment	4,704	-
Investing activities of discontinued operations
Purchases of property, plant and equipment	$92	$579